OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2017
Operating Segments [Abstract]
OPERATING SEGMENTS
OPERATING SEGMENTS

We are a resource company focused on the operation, acquisition, exploration and development of precious metal resource properties located in the Americas.

An operating segment is defined as a component:

▪	that engages in business activities from which it may earn revenues and incur expenses;

▪	whose operating results are reviewed regularly by the entity’s chief operating decision maker; and

▪	for which discrete financial information is available.

We have identified operating segments based on the information used by our President and Chief Executive Officer (who is considered to be the chief operating decision maker) to manage the business. We primarily manage our business by looking at individual resource projects and typically segregate these projects between production, development and exploration.

For reporting purposes, exploration and evaluation projects have been aggregated into a single reportable segment as they all have similar characteristics and do not exceed the quantitative thresholds for individual disclosure. We have assessed that all exploration and evaluation segments have similar characteristics as they are engaged in similar activities (mineral exploration) and none of the segments are income-producing.

Our three operating properties, the Marigold mine, the Seabee Gold Operation and the Puna Operations, are considered as individual operating segments which derive their revenues from the sale precious metals. The corporate division earns income that is considered incidental to our activities and therefore does not meet the definition of an operating segment. Consequently, the following reporting segments have been identified:

▪	Marigold mine;

▪	Seabee Gold Operation;

▪	Puna Operations; and

▪	Exploration and evaluation properties.

21. OPERATING SEGMENTS (Continued)

Following the formation of the Puna Operations joint venture (note 3), the Pirquitas property was combined with the Chinchillas project into the Puna Operations operating segment and the segment has been amended accordingly. The following is a summary of the reported amounts of income or loss, and the carrying amounts of assets and liabilities by operating segment:

Year ended and at December 31, 2017	Marigold mine	Seabee Gold Operation	Puna Operations (i)	Exploration and evaluation properties	Other reconciling items (ii)	Total
	$		$	$	$	$
Revenue	250,825	108,334	89,614	—	—	448,773
Cost of inventory	(129,176)	(51,683)	(62,139)	—	—	(242,998)
Depletion, depreciation and amortization	(54,983)	(40,375)	(7,058)	—	—	(102,416)
Export duties reversal (note 13)	—	—	4,303	—	—	4,303
Restructuring costs (note 17)	—	—	(109)	—	—	(109)
Inventory (provision) reversal (note 7)	—	(632)	6,342	—	—	5,710
Cost of sales	(184,159)	(92,690)	(58,661)	—	—	(335,510)
Income from mine operations	66,666	15,644	30,953	—	—	113,263

Exploration, evaluation and reclamation expenses	(1,875)	(5,050)	(324)	(8,357)	(375)	(15,981)
Impairment reversal (note 9)	—	—	24,357	—	—	24,357
Operating income (loss)	64,935	10,594	52,788	(8,360)	(18,625)	101,332
Income (loss) before income tax	63,959	10,126	46,379	(14,840)	(31,037)	74,587

Total assets	436,815	418,210	200,590	72,825	409,014	1,537,454
Non-current assets	222,800	346,647	77,112	71,782	798	719,139
Total liabilities	(73,526)	(92,050)	(77,850)	(6,496)	(263,604)	(513,526)

21.	OPERATING SEGMENTS (Continued)

Year ended and at December 31, 2016	Marigold mine	Seabee Gold Operation	Puna Operations	Exploration and evaluation properties	Other reconciling items (ii)	Total
	$		$	$	$	$
Revenue	256,817	64,826	169,343	—	—	490,986
Cost of inventory	(131,821)	(40,178)	(78,507)	—	—	(250,506)
Depletion, depreciation and amortization	(44,324)	(16,442)	(14,803)	—	—	(75,569)
Export duties	—	—	(1,512)	—	—	(1,512)
Write-down of stockpiles	—	—	(3,701)	—	—	(3,701)
Restructuring costs	—	—	(5,692)	—	—	(5,692)
Cost of sales	(176,145)	(56,620)	(104,215)	—	—	(336,980)
Income from mine operations	80,672	8,206	65,128	—	—	154,006

Exploration, evaluation and reclamation expenses	(1,339)	(1,040)	1,817	(13,649)	(342)	(14,553)
Operating income (loss)	79,384	6,763	65,768	(13,708)	(25,602)	112,605
Income (loss) before income tax	73,705	7,302	52,104	(19,295)	(32,831)	80,985

Total assets	394,963	420,796	94,876	84,184	443,869	1,438,688
Non-current assets	253,373	370,141	26,007	71,441	994	721,956
Total liabilities	(75,101)	(91,627)	(117,091)	(7,146)	(245,844)	(536,809)

(1)
We consolidate Puna Operations which includes non-controlling interest portion of revenues, and income from mine operations for the year ended December 31, 2017 of $12,361,000 and $4,039,000, respectively, (2016: $nil and $nil)

(2)	Other reconciling items refer to items that are not reported as part of segment performance as they are managed on a corporate basis.

21.	OPERATING SEGMENTS (Continued)

Revenue by product
Our Marigold mine and Seabee Gold Operation produce gold in doré form. This is unrefined gold bullion bars usually consisting of in excess of 90% gold that is refined to pure gold bullion prior to sale to our customers, which are typically bullion banks.
Puna Operations produces silver concentrate, which is sold to smelters or traders for further refining. During 2017, one concentrate customer accounted for 7% (2016 - 15%) of our total revenue.

Years ended December 31	2017	2016
	%	%
Gold	80	65
Silver	20	35

Non-current assets by location

	December 31, 2017	December 31, 2016
	$	$
Canada	348,455	372,389
United States	224,612	256,184
Argentina	79,250	26,008
Mexico	66,131	66,561
Other	691	814
Total	719,139	721,956